Foreign exchange and derivative financial instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Foreign exchange gain	$ 20,846		$ 19,990
Losses on change in fair value of derivatives	22,441		18,534
Losses on foreign exchange and financial instrument	$ 1,595	$ 1,014
Foreign exchange loss		11,981
Gains on change in fair value of derivatives		$ 10,967
Gains on foreign exchange and financial instrument			$ 1,456